SCHEDULE OF BONUS AND MILESTONES (Details) - 12 months ended Dec. 31, 2022	USD ($)	CAD ($) shares
Milestones One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus value		$ 100,000
Revenue recognition milestone method		1,000,000
Milestones Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus value		100,000
Revenue recognition milestone method		1,000,000
Milestones Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus value		100,000
Revenue recognition milestone method		1,000,000
Milestones Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus value		100,000
Revenue recognition milestone method		1,000,000
Milestones Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus value		100,000
Revenue recognition milestone method		$ 1,000,000
Market Capitalization Milestones One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognition milestone method	$ 20,000,000
Bonus shares | shares		5,000,000
Market Capitalization Milestones Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognition milestone method	40,000,000
Bonus shares | shares		5,000,000
Market Capitalization Milestones Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognition milestone method	60,000,000
Bonus shares | shares		5,000,000
Market Capitalization Milestones Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognition milestone method	80,000,000
Bonus shares | shares		5,000,000
Market Capitalization Milestones Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognition milestone method	$ 100,000,000
Bonus shares | shares		5,000,000